Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income (loss)	$ 8,616	$ (22,818)	$ (14,773)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Vessel depreciation	7,670	13,174	12,392
Other fixed assets depreciation	14	36	50
Equity (gains) in unconsolidated joint ventures	(747)	(713)	(778)
Dividends from cumulative earnings of joint venture	1,524	0	0
Amortization and write off of deferred financing costs	840	6,311	1,812
Amortization of debt discount	0	0	324
Stock-based compensation expense	(34)	(34)	(34)
Change in fair value of derivative financial instruments	(66)	790	(1,457)
Amortization of Right of use assets from operating leases	7,943	543	5,727
Impairment on unconsolidated joint ventures	(0)	(0)	3,144
Impairment on vessels	1,160	0	12,310
Loss on sale of other fixed assets	0	36	0
Loss on sale of vessels	0	12,355	0
(Increase)/Decrease in:
Trade accounts receivable	(76)	642	173
Inventories	(157)	334	(385)
Prepayments and other	323	(198)	180
Due from related parties	0	0	75
Due to related parties	(2,797)	2,097	(1,781)
Accounts payable	(123)	(2,083)	1,462
Other non-current liabilities	(75)	300	0
Accrued liabilities	(207)	(2,803)	1,665
Unearned revenue	1,584	(1,263)	3,337
Operating lease liabilities	(9,331)	(666)	(4,249)
Net Cash provided by Operating Activities	16,061	6,040	19,194
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	(115,513)	(120,858)	(155,090)
Vessel acquisitions	0	0	(48,140)
Net proceeds from vessel sales	35,886	310,016	0
(Acquisitions) / Sales of other fixed assets, net	0	35	(36)
Net Cash (used in)/Provided by Investing Activities	(76,651)	181,294	(203,266)
Cash Flows from Financing Activities:
Proceeds from debt	74,800	60,200	252,969
Proceeds from short-term debt	0	0	6,760
Principal payments and prepayments of debt	(28,313)	(269,621)	(50,466)
Redemption of Series E Shares	0	(24,568)	(14,302)
Prepayment of short term debt	0	0	(20,280)
Consideration paid in excess of purchase price over book value of vessels	0	(60,850)	0
Proceeds from issuance of common stock	0	129,660	18,892
Proceeds from warrant exercises	0	0	4,619
Equity offering issuance costs	0	(8,868)	(1,859)
Payment of financing costs	(1,076)	(1,851)	(6,647)
Derivative financial instrument termination payments	0	(1,379)	(5)
Dividends of Series E Shares	(1,779)	0	0
Net Cash provided by/(used in) Financing Activities	43,632	(177,277)	189,681
Net increase/(decrease) in cash and cash equivalents and restricted cash	(16,958)	10,057	5,609
Cash and cash equivalents and restricted cash at beginning of year	23,328	13,271	7,662
Cash and cash equivalents and restricted cash at end of the year	6,370	23,328	13,271
Cash breakdown
Cash and cash equivalents	2,370	19,328	4,412
Restricted cash, current	0	0	859
Restricted cash, non-current	4,000	4,000	8,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	1,530	388	533
Interest paid, net of capitalized interest	7,412	18,309	14,866
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	151	23	759
Equity issuance costs included in liabilities	0	0	386
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	27,562	1,150	6,701
Beneficial conversion feature of Series E perpetual convertible preferred stock (Note 16)	900	1,067	9,339
Settlement of related party debt, interest, finance fees, Excess consideration over acquired assets, capital expenditures and dividends with issuance of Series E Shares (Note 16)	2,188	16,904	28,158
Dividends payable included in Due to related parties (Note 16)	968	864	1,621
Transfer of right of use asset balances after operating lease termination to Vessels, net	0	0	3,800
Carrying value of net assets of companies acquired (Note 1)	8,933	0	7,649
Reversal of equity offering costs not payable	0	235	1,500
Prepaid rent of Navigare Lease included in initial measurement	0	2,006	0
Deemed dividend equivalents on Series E Shares related to redemption value (Note 16)	437	2,253	2,359
The 2017 Joint Venture [Member]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Impairment on unconsolidated joint ventures			3,144
Cash Flows used in Investing Activities:
Investments in unconsolidated joint ventures (2017 Joint Venture – see Note 17)	0	19,555	0
The 2020 Joint Venture [Member]
Cash Flows used in Investing Activities:
Investments in unconsolidated joint ventures (2020 Joint Venture – see Note 17)	0	(27,454)	0
Returns of investments in unconsolidated joint ventures (2020 Joint Venture – see Note 17)	$ 2,976	$ 0	$ 0